Commitments	6 Months Ended
Jun. 30, 2025
Capital commitments [abstract]
Commitments	Commitments
The off-balance sheet commitments have not changed significantly since December, 31, 2024, except for the following:

Commitments related to the master services agreement with Janssen dedicated to the clinical manufacturing of JNJ-1900 (NBTXR3)
On December 22, 2023, the Company entered into a master services agreement (“MSA”) with Janssen which includes the clinical manufacturing and the supply of products to be provided by the Company, as well as technical expertise and development services in the field of the territory, as defined in the global licensing, co-development, and commercialization agreement signed in July 2023.
Under this MSA, the Company already received as of June 30, 2025 purchase orders from Janssen (a) for the delivery of raw materials and JNJ-1900 (NBTXR3) clinical and technical batches planned to be delivered during the second half of 2025 amounting to €6.1 million and (b) for the technology transfer and related technical assistance services amounting to €0.2 million.